Condensed Interim Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Income Statement [Abstract]
Sales	$ 26,001	$ 17,121	$ 47,358	$ 35,884
Cost of sales	16,150	10,075	29,575	20,967
Gross profit	9,851	7,046	17,783	14,917
Operating expenses
Research and development	2,869	2,283	5,897	4,581
Sales and marketing	1,648	1,396	3,175	2,689
General and administrative	986	749	2,001	1,505
Contingent consideration expense (benefit)	62	207	15	404
Total operating expenses	5,565	4,635	11,088	9,179
Operating income	4,286	2,411	6,695	5,738
Financial income, net	90	4	25	113
Income before income taxes	4,376	2,415	6,720	5,851
Income taxes	843	360	1,279	810
Net income	$ 3,533	$ 2,055	$ 5,441	$ 5,041
Income per share:
Basic income per ordinary share (US$)	$ 0.482	$ 0.282	$ 0.744	$ 0.694
Weighted average number of ordinary shares used to compute basic income per share	7,335	7,274	7,316	7,260
Diluted income per ordinary share (US$)	$ 0.477	$ 0.278	$ 0.735	$ 0.684
Weighted average number of ordinary shares used to compute diluted income per share	7,414	7,378	7,404	7,372